Financial Instruments and Risks Management - Yield curves (Details)	Dec. 31, 2019
1M
Financial Instruments and Risks Management
Dollar coupon	13.33%
1M | Brazilian Reais
Financial Instruments and Risks Management
Interest rate curves	4.41%
1M | USD
Financial Instruments and Risks Management
Interest rate curves	1.91%
6M
Financial Instruments and Risks Management
Dollar coupon	4.37%
6M | Brazilian Reais
Financial Instruments and Risks Management
Interest rate curves	4.33%
6M | USD
Financial Instruments and Risks Management
Interest rate curves	1.84%
1A
Financial Instruments and Risks Management
Dollar coupon	3.40%
1A | Brazilian Reais
Financial Instruments and Risks Management
Interest rate curves	4.56%
1A | USD
Financial Instruments and Risks Management
Interest rate curves	1.77%
2A
Financial Instruments and Risks Management
Dollar coupon	2.93%
2A | Brazilian Reais
Financial Instruments and Risks Management
Interest rate curves	5.28%
2A | USD
Financial Instruments and Risks Management
Interest rate curves	1.68%
3A
Financial Instruments and Risks Management
Dollar coupon	2.81%
3A | Brazilian Reais
Financial Instruments and Risks Management
Interest rate curves	5.79%
3A | USD
Financial Instruments and Risks Management
Interest rate curves	1.66%
5A
Financial Instruments and Risks Management
Dollar coupon	2.87%
5A | Brazilian Reais
Financial Instruments and Risks Management
Interest rate curves	6.43%
5A | USD
Financial Instruments and Risks Management
Interest rate curves	1.70%
10A
Financial Instruments and Risks Management
Dollar coupon	3.31%
10A | Brazilian Reais
Financial Instruments and Risks Management
Interest rate curves	7.01%
10A | USD
Financial Instruments and Risks Management
Interest rate curves	1.86%